Employee Retirement Postretirement and Postemployment Benefits - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 30, 2012	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2011 Envelope Y	Mar. 31, 2012 Postretirement Benefits	Mar. 31, 2011 Postretirement Benefits	Dec. 31, 2011 Postretirement Benefits Y	Dec. 31, 2010 Postretirement Benefits	Dec. 31, 2011 Defined Contribution Pension	Dec. 31, 2010 Defined Contribution Pension	Dec. 31, 2009 Defined Contribution Pension	Dec. 31, 2012 Scenario, Forecast	Dec. 31, 2012 Scenario, Forecast Postretirement Benefits	Dec. 31, 2012 Scenario, Forecast Nonqualified And Unfunded Non-U.S. Retirement And Postretirement Plans	Dec. 31, 2012 Scenario, Forecast Funded Non U S Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost and actuarial gains and losses, amortization period, bargained hourly plan, years		8
Prior service cost and actuarial gains and losses, amortization period, salaried plan, years				26
Estimated net actuarial loss to be amortized from accumulated other comprehensive loss												$ 51,000,000
Estimated prior service benefit to be amortized from accumulated other comprehensive loss					1,000,000	1,000,000						500,000	2,000,000
Prior service cost and actuarial gains and losses amortization period, years							5
Accumulated benefit obligation		3,170,000,000	2,770,000,000
Ultimate health care and prescription drug costs trend rate		5.00%
Year that Rate reaches ultimate health care and prescription drug costs trend rate		2020
Effect of one percentage point increase on accumulated postretirement benefit obligation		5,000,000
Effect of one percentage point increase on service and interest cost components		400,000
Effect of one percentage point decrease on accumulated postretirement benefit obligation		4,000,000
Effect of one percentage point decrease on service and interest cost components		300,000
Company contributions	0						13,000,000	12,000,000	19,000,000	20,000,000	21,000,000
Target allocation of asset classes is set so that the funded status of the plan is unlikely to drop		100.00%
Target allocation limitation of trust's investments		11.00%
Portfolio's interest rate risk hedged, approximated value of plans' accumulated benefit obligation		100.00%
Expected employer contributions												$ 3,000,000		$ 19,000,000	$ 3,000,000